COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 8:	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company’s facilities and those of certain subsidiaries are rented under several operating lease agreements for periods ending  2020.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, 2019 are as follows:

2020	$386
2021	-
2022	-
$386

Rent expenses amounted to $948  and $1,593 for the years ended December 31, 2019 and 2018, respectively.

b.	Guarantees, indemnity and liens:

1.	The Company and its subsidiaries issued bank guaranties in the total amount of approximately $792 as a part of the ongoing terms of the contracts with existing customers and for tenders.

2.
Under the Fortress Agreement, the Company recorded a fix floating charge on all of the Company’s assets in favor of the Fortress, limited in amount, in order to secure long-term loan granted by them in favor of the Company.

c.	Litigation:

(1)
As part of the acquisition of the SmartID division of OTI, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers’ license project. OTI alleged that Merwell breached its commitments under the service agreement and also acted in concert with third parties to damage OTI’s business activities. This matter is now subject to an arbitration proceeding. An appropriate provision is included in the financial statements.